Operating Costs and Non-underlying Items - Analysis of expenses recognized in Profit or loss by function (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of expenses recognized in profit or loss by function [Line Items]
Turnover	€ 53,715	€ 52,713	€ 53,272
Cost of sales	(30,547)	(30,229)	(30,808)
Gross profit	23,168	22,484	22,464
Selling and administrative expenses	(14,311)	(14,683)	(14,949)
Operating profit	8,857	7,801	7,515
Cost of sales [member]
Analysis of expenses recognized in profit or loss by function [Line Items]
Distribution costs	(3,241)	(3,246)	(3,358)
Selling and administrative expenses [member]
Analysis of expenses recognized in profit or loss by function [Line Items]
Brand and marketing investment	(7,566)	(7,731)	(8,003)
Research and development	€ (900)	€ (978)	€ (1,005)